UNITED STATES
     SECURITIES AND EXCHANGE COMMISSION
     WASHINGTON, D.C. 20549


     FORM 13F

     FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31,2007
Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.):
[  ] is a restatement.

[  ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name:      Wilson/Bennett Capital Management, Inc.
Address:   8270 Greensboro Drive, 4th floor
           Mclean, VA  22102
13F File Number: 28-5872

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:  James S. O'Donnell
Title: President
Phone: 703-584-6027

March 31, 2007   James S. O'Donnell    McLean, Virginia
[Date]              [Signature]    	   [City, State}


Report Type (Check only one.):


[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:
0

Form 13F Information Table Entry Total: 20
Form 13F Information Table Value Total: $24,626,016.89




List of Other Included Managers:
None




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


Security	        Type   Quantity Cusip	 	Value 		voting
PROCTER& GAMBLE CO	com	31,861	742718109	$2,012,334.70	sole
3MCOMPANY		com	24,611	88579y101	$1,880,987.42	sole
AT&T			com	42,116	00206R102	$1,660,624.02	sole
EXXON MOBIL CORP COM	com	20,447	30231G102	$1,542,696.95	sole
CATERPILLAR INC		com	22,856	149123101	$1,532,015.90	sole
CITIGROUPINC		com	28,604	172967101	$1,468,509.71	sole
GENERALELECTRIC CO	com	40,257	369604103	$1,423,500.18	sole
DU PONT & COMPANY	com	28,472	263534109	$1,407,369.38	sole
IBM CORP 		com	14,368	459200101	$1,354,350.11	sole
UPS INC CL B		com	18,844	911312106	$1,320,987.32	sole
AMERICANEXPRESS CO	com	23,370	025816109	$1,318,088.59	sole
JPMORGANCHASE & CO	com	25,316	46625h100	$1,224,799.64	sole
JOHNSON & JOHNSON 	com	19,919	478160104	$1,200,318.94	sole
BANK OF AMERICA 	com	22,679	060505104	$1,157,082.27	sole
HOMEDEPOT INC		com	29,684	437076102	$1,090,590.16	sole
CARDINAL FINANCIAL	com	92,963	14149F109	$927,773.82	sole
ALTRIAGROUP INC		com	13,782	02209s103	$908,227.54	sole
CHEVRON CORP COM	com	10,363	166764100	$766,449.77	sole
KRAFTFOODS INC CL A	com	10,086	50075n104	$319,310.47	sole
ADVANCIS PHARMACEUTIC	com	50,000	00764L109	$110,000.00	sole



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